Schedule of investments
Delaware Ivy Science and Technology Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.19%
Communication Services — 12.32%
Netflix †	297,486	$ 131,039,608
Pinterest Class A †	8,187,096	223,835,205
Take-Two Interactive Software †	550,454	81,004,811
T-Mobile US †	1,470,527	204,256,200
		640,135,824
Consumer Discretionary — 10.20%
Amazon.com †	2,956,526	385,412,729
Etsy †	737,862	62,430,504
Luminar Technologies †	7,068,682	48,632,532
MercadoLibre †	28,421	33,667,517
		530,143,282
Financials — 5.78%
Adyen 144A #, †	44,736	77,467,888
Mastercard Class A	379,064	149,085,871
Shift4 Payments Class A †	1,085,738	73,732,468
		300,286,227
Healthcare — 7.65%
Danaher	375,969	90,232,560
Intuitive Surgical †	306,382	104,764,261
Ionis Pharmaceuticals †	1,340,222	54,989,309
Vertex Pharmaceuticals †	256,056	90,108,667
West Pharmaceutical Services	149,898	57,331,488
		397,426,285
Industrials — 2.70%
Copart †	590,667	53,874,737
WNS Holdings ADR †	1,175,498	86,657,713
		140,532,450
Information Technology — 60.54%
Ambarella †	1,268,614	106,144,933
Analog Devices	718,430	139,957,348
Apple	1,058,225	205,263,903
ASML Holding	322,193	233,509,377
Autodesk †	486,088	99,458,466
Broadcom	169,852	147,334,720
Cadence Design Systems †	614,142	144,028,582
CDW	283,383	52,000,781
Flex †	1,170,931	32,364,533
Intuit	289,045	132,437,529
Keysight Technologies †	292,683	49,009,768
Lam Research	105,068	67,544,014
Microchip Technology	1,619,311	145,074,072
Micron Technology	1,336,774	84,363,807
Microsoft	1,436,053	489,033,489
NVIDIA	634,986	268,611,778
ON Semiconductor †	1,454,694	137,584,959
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Salesforce †	181,337	$ 38,309,255
Seagate Technology Holdings	3,281,515	203,027,333
VeriSign †	342,693	77,438,337
Workday Class A †	569,883	128,730,871
Zebra Technologies Class A †	558,880	165,333,470
		3,146,561,325
Total Common Stocks (cost $3,630,173,696)		5,155,085,393

Short-Term Investments — 0.97%
Money Market Mutual Funds — 0.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	12,616,611	12,616,611
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	12,616,609	12,616,609
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	12,616,611	12,616,611
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	12,616,611	12,616,611
Total Short-Term Investments (cost $50,466,442)		50,466,442

Total Value of Securities—100.16% (cost $3,680,640,138)		5,205,551,835
Liabilities Net of Receivables and Other Assets—(0.16%)		(8,416,612)
Net Assets Applicable to 106,645,636 Shares Outstanding—100.00%		$5,197,135,223
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $77,467,888, which represents 1.49% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV008 [0623] 0823 (3049496)    1